Share capital - Rollforward table (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital
Share for services (in shares)	5,000	239,243	1,227,092
Balance	$ 147,545,399
Share for services	3,550	$ 525,000	$ 4,112,647
Share issuance costs			$ (5,240,756)
Balance	$ 148,519,136	$ 147,545,399
Common shares
Share capital
Balance (in shares)	64,042,536	61,922,999	32,860,291
Share for services (in shares)	5,000	239,243	1,227,092
Stock options exercised (in shares)			998,333
Restricted share units exercised (in shares)	704,743	376,622
Issuance of units (in shares)			22,462,000
Warrants exercised (in shares)		503,672	3,675,283
Performance share units exercised (in shares)	600,000	1,000,000	700,000
Balance (in shares)	65,352,279	64,042,536	61,922,999
Balance	$ 147,545,399	$ 142,918,829	$ 51,923,471
Share for services	16,449	525,200	4,112,647
Share options exercised			2,837,083
Restricted share units exercised	957,288	526,682
Fair value of stock options exercised			1,357,160
Issuance of units			84,083,757
Fair value of warrants			(15,369,626)
Share issuance costs			(5,003,222)
Warrants exercised		2,014,688	11,656,287
Fair value of warrants exercised			3,999,272
Performance share units exercised		1,560,000	3,322,000
Balance	$ 148,519,136	$ 147,545,399	$ 142,918,829